As filed with the Securities and Exchange Commission on October 18, 2017

1933 Act File No. 333-_______
1940 Act File No. 811-23067

U.S. Securities and Exchange Commission
Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[ X ]	Registration Statement Under the Securities Act of 1933
[ ]	Pre-Effective Amendment No. _
[ ]	Post-Effective Amendment No. _

and

[ X ]	Registration Statement Under the Investment Company Act of 1940
[ X ]	Amendment No. 11

RiverNorth Marketplace Lending Corporation
Exact Name of Registrant as Specified in Declaration of Trust

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(312) 832-1440
Registrant’s Telephone Number, including Area Code

Marc Collins, Esq.
RiverNorth Capital Management, LLC
325 North LaSalle Street, Suite 645
Chicago, Illinois 60654

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Morrison C. Warren, Esq. Walter L. Draney, Esq. E. Roy Kim, Esq. Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603	Brad L. Shiffman, Esq. Thomas Westle, Esq. 405 Lexington Avenue New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [  ]

It is proposed that this filing will become effective (check appropriate box)

[ ]	when declared effective pursuant to section 8(c)

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed registration statement.

[X]
This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-218851

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee(2)
Series A Term Preferred Stock	276,000	$25	$6,900,000	$859.05

(1)	216,000 of such shares may be purchased pursuant to an over-allotment option granted by the Registrant to the Underwriters.

(2)	Estimated solely for the purpose of calculating the registration fee.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

The Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-218851) filed by RiverNorth Marketplace Lending Corporation (the “Registrant”) with the Securities and Exchange Commission, declared effective October 17, 2017, are incorporated herein by reference. On October 16, the Registrant registered 1,380,000 shares of preferred stock in Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement filed on Form N-2. When the shares of preferred stock previously registered are combined with the shares of preferred stock registered herein, the total number of shares registered by the Registrant is 1,656,000 shares. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

The following financial statements of the Registrant are included in Part A of the Registration Statement (File No. 333-218851). Also, the Registrant’s Form N-CSR filed on September 8, 2017 is incorporated by reference into such Registration Statement.

INDEX TO FINANCIAL STATEMENTS

2.	Exhibits:

a.1	Articles of Incorporation. (1)

a.2	Articles of Amendment and Restatement. (3)

b.	By-Laws of Fund. (3)

c.	None.

d.	Statement Establishing and Fixing the Rights and Preferences of Preferred Shares. *

e.	Terms and Conditions of the Dividend Reinvestment Plan. (3)

f.	None.

g.	Form of Investment Management Agreement between Registrant and RiverNorth Capital Management, LLC. (3)

h.	Form of Underwriting Agreement. (4)

i.	None.

j.1	Form of Custody Agreement between Registrant and Millenium Trust Company. (3)

j.2	Form of Custody Agreement between Registrant and Fund Transfer Agent. (3)

k.1	Form of Transfer Agency Agreement between Registrant and Fund Transfer Agent. (3)

k.2	Form of Servicing Agreement. (3)

k.3	Letter Agreement with RiverNorth Capital Management, LLC. (3)

k.4	Credit Agreement with The Huntington National Bank. (4)

k.5	First Amendment to Credit Agreement. (5)

l.1	Opinion and consent of Chapman and Cutler LLP. **

l.2	Opinion and consent of Maryland counsel. **

l.3	Opinion and consent of Chapman and Cutler relating to certain tax matters. (5)

m.	None.

n.	Consent of Independent Registered Public Accounting Firm. **

o.	None.

p.	Form of Subscription Agreement. (3)

q.	None.

r.1	Code of Ethics of Registrant. (3)

r.2	Code of Ethics of RiverNorth Capital Management, LLC. (2)

s.	Powers of Attorney. (4)

*	To be filed by amendment.

**	Filed herein.

(1)	Filed on June 11, 2015 on Registrant’s Registration Statement on Form N-2 (File No. 333-2048886) and incorporated herein by reference.

(2)	Filed on October 9, 2015 on Registrant’s Registration Statement on Form N-2 (File No. 333-204886) and incorporated herein by reference.

(3)	Filed on August 17, 2016 on Registrant’s Registration Statement on Form N-2 (File No. 333-204886) and incorporated herein by reference.

(4)	Filed on October 2, 2017 on Registrant’s Registration Statement on Form N-2 (File No. 333-218851) and incorporated herein by reference.

(5)	Filed on October 11, 2017 on Registrant’s Registration Statement on Form N-2 (File No. 333-218851) and incorporated herein by reference.

Item 26: Marketing Arrangements

See the Form of Underwriting Agreement filed as Exhibit (h) to the Registrant’s Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$5,200
Financial Industry Regulatory Authority, Inc. Fees	- -
Printing and Engraving Expenses	- -
Legal Fees	$285,000
Listing Fees	$20,000
Accounting Expenses	$5,000
Blue Sky Filing Fees and Expenses	- -
Miscellaneous Expenses	$25,000
Total	$340,200

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

At August 31, 2017

Title of Class	Number of Record Holders
Common Shares, $0.0001 par value	2,191
Preferred Shares
Term Preferred Stock	0
Total

Item 30: Indemnification

Section 7.2 of the Charter provides, subject to the limitations of the 1940 Act, that any person who is made a party or is threatened to be made a party in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, enterprise, or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements, and reasonable expenses (including attorneys’ fees) actually incurred by such person in connection with such action, suit, or proceeding to the fullest extent permissible under Maryland law, the Securities Act, and the 1940 Act, as such statutes are now or hereinafter in force. In addition, the Corporation shall advance expenses to its current and former directors and officers who are made, or are threatened to be made, parties to any action, suit, or proceeding described above to the fullest extent that advancement of expenses is permitted by Maryland law, the Securities Act and the 1940 Act. The Board of Directors, by Bylaw, resolution, or agreement, may make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by Maryland law. No provision of this Article VII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which she or he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of her or his office. Upon the direction of the Board of Directors, an advancement-of-costs agreement may be required in order to require the repayment of reimbursed expenses in the event that the foregoing exclusion was later determined to apply.

Reference is made to Section 8 of the Form of Underwriting Agreement, filed herewith as Exhibit (h).

Item 31: Business and Other Connections of Investment Advisers

The information in the Statement of Additional Information under the captions “Board Members and Officers” is hereby incorporated by reference.

Item 32: Location of Accounts and Records.

RiverNorth Capital Management, LLC maintains the Articles of Incorporation, Articles of Amendment and Restatement, By-Laws, minutes of directors and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.
Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)
to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)
to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)
that for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)
that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933, shall be deemed to be part of and included in this Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in this Registration Statement or prospectus that is part of this registration statement or made in a document incorporated or deemed incorporated by reference into this registration statement or prospectus that is art of this registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in this registration statement or prospectus that was part of this registration statement or made in any such document immediately prior to such date of first use;

(e)	that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

(2)
the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	The Registrant undertakes that:

a.
For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.
For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 18th day of October, 2017.

RiverNorth Marketplace Lending Corporation

By:	/s/ Patrick W. Galley
Patrick W. Galley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title		Date
By:	/s/ Patrick W. Galley
	Patrick W. Galley	President (Principal Executive Officer)		October 18, 2017
By:	/s/ Jonathan M. Mohrhardt
	Jonathan M. Mohrhardt	Chief Financial Officer and Treasurer (Principal Financial Officer/Principal Accounting Officer)		October 18, 2017
By:	/s/ Patrick W. Galley
	Patrick W. Galley	Chairman of the Board and Director
John K. Carter(1)		Director	)	By:	/s/ Patrick W. Galley
James G. Kelley(1)		Director	)		Patrick W. Galley Attorney-In-Fact
John S. Oakes(1)		Director	)		October 18, 2017
Fred G. Steingraber(1)		Director	)

(1)
Original powers of attorney authorizing Joshua B. Deringer, Diane E. McCarthy and Patrick W. Galley to execute Registrant’s Registration Statement, and Amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed on October 2, 2017 as an Exhibit to the Registrant’s Registration Statement on Form N-2 (File No. 333-218851).

INDEX TO EXHIBITS

l.1	Opinion of Chapman and Cutler LLP.
l.2	Opinion and Consent of Maryland Counsel.
n.	Consent of Independent Registered Public Accounting Firm.